Employee Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs

Net periodic post-retirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2011	2010	2009	2011	2010	2009
In millions
Service cost	$2.9	$2.9	$3.0	$—	$—	$—
Interest cost	9.4	9.6	10.0	1.1	1.4	1.5
Expected return on plan assets	(15.4)	(14.3)	(13.1)	—	—	—
Amortization of prior service cost	—	—	—	(0.5)	(0.5)	(0.5)
Net actuarial loss (gain)	7.9	8.5	5.2	(1.5)	(1.6)	(2.3)
Settlement and curtailment charges	—	—	0.3	—	—	—
Net periodic benefit cost (income)	$4.8	$6.7	$5.4	$(0.9)	$(0.7)	$(1.3)

Schedule Of Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2011	2010	2009	2011	2010	2009
Weighted-average assumptions:
Discount rate	4.58%	5.18%	5.82%	5.09%	5.65%	6.19%
Expected return on plan assets	8.36%	8.38%	8.39%	NA	NA	NA
Rate of compensation increase	3.63%	3.73%	3.71%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	5.00%	5.75%	5.75%
Year the rate reaches ultimate trend rate	NA	NA	NA	2018	2016	2015

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2011	2010	2011	2010
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$213.3	$191.8	$23.0	$24.8
Service cost	2.9	2.9	—	—
Interest cost	9.4	9.6	1.1	1.4
Plan participants’ contributions	—	—	0.8	0.9
Plan amendments	—	—	(3.9)	—
Actuarial loss (gain)	19.0	15.5	1.1	(2.0)
Gross benefits paid	(14.9)	(10.0)	(2.0)	(2.1)
Settlements and curtailments	(2.1)	—	—	—
Currency exchange (gain) loss	(0.4)	3.5	—	—
Benefit obligation at end of year	$227.2	$213.3	$20.1	$23.0
Change in plan assets:
Fair value of plan assets at beginning of year	$192.2	$177.4	$—	$—
Actual (loss) gain on plan assets	(2.4)	23.7	—	—
Employer contributions	1.5	0.7	1.2	1.2
Plan participants’ contributions	—	—	0.8	0.9
Gross benefits paid	(14.9)	(10.0)	(2.0)	(2.1)
Currency exchange (loss) gain	(0.4)	0.4	—	—
Fair value of plan assets at end of year	$176.0	$192.2	$—	$—
Net amount recognized	$(51.2)	$(21.1)	$(20.1)	$(23.0)
Amounts recognized in statement of financial position:
Other assets, noncurrent	$—	$12.2	$—	$—
Accrued liabilities, current	(0.7)	(0.6)	(1.2)	(1.6)
Pension and post-employment liabilities, noncurrent	(50.5)	(32.7)	(18.9)	(21.4)
Net amount recognized	$(51.2)	$(21.1)	$(20.1)	$(23.0)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive (loss) income (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2011	2010	2011	2010
In millions
Net actuarial loss (gain)	$88.2	$61.0	$(3.1)	$(5.8)
Prior service (credit) cost	—	—	(12.8)	(9.4)
Net amount recognized	$88.2	$61.0	$(15.9)	$(15.2)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The estimated amounts that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost (income) in 2012 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss (gain)	$10.0	$(0.3)
Prior service (credit) cost	—	(0.7)
Total	$10.0	$(1.0)

Schedule Of Weighted Average Assumptions Used in Calculating Benefit Obligation
The following is a table of the actuarial assumptions used to determine the benefit obligation:

	Pension Plans		Health Care and Other Plans
As of December 31,	2011	2010	2011	2010
Weighted-average assumptions:
Discount rate	3.65%	4.58%	3.95%	5.12%
Rate of compensation increase	3.62%	3.68%	3.75%	3.75%

Schedule of Allocation of Plan Assets
The U.S. pension plan assets are invested primarily in marketable securities, including common stocks, bonds and interest-bearing deposits. The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation		Fair Value
Asset Category (Dollars in millions)	2011 Target Allocation	2011	2010	2011	2010
Cash	—%	15%	12%	$24.8	$22.9
Equity securities	60%	61%	68%	105.2	126.8
Fixed income securities	40%	24%	20%	41.6	38.2
Total	100%	100%	100%	$171.6	$187.9

Schedule Of Fair Value of Plan Assets

Asset Category (In millions)	Asset Value as of 12/31/2011	Asset Value as of 12/31/2010
Cash and cash equivalents	$24.8	$22.9
Equity securities:
U.S. large cap	50.9	57.1
Mid cap	11.9	14.7
Small cap	11.3	13.2
International	21.3	28.0
Emerging markets	9.8	13.8
Fixed income:
Investment grade bonds	15.8	11.6
Corporate bonds	25.8	26.6
Total	$171.6	$187.9

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Pension Plans
	2011	2010
In millions
Projected benefit obligation, end of year	$227.2	$37.6
Accumulated benefit obligation, end of year	$216.2	$27.3
Fair value of plan assets, end of year	$176.0	$4.4

Schedule of Expected Benefit Payments
We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2012	$24.4	$1.2
2013	$12.2	$1.3
2014	$12.5	$1.5
2015	$12.5	$1.4
2016	$13.0	$1.3
2017-2021	$64.5	$6.4